SUBSEQUENT EVENTS (Details Narrative) - USD ($)										3 Months Ended				12 Months Ended
	Feb. 02, 2024	Sep. 19, 2023	Sep. 13, 2023	Aug. 07, 2023	Jun. 08, 2023	May 01, 2023	Oct. 03, 2022	Jul. 29, 2022	May 01, 2022	Oct. 31, 2023	Jul. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2024	Jan. 23, 2024	Dec. 06, 2023
Subsequent Event [Line Items]
Shares, issued											189,718						200,000
Number of shares issued during the period											$ 188			$ 4,195,000
Stock issued during period, shares, issued for settlement of accounts payable											67,500
Exercise of warrants, shares										1,708,152	27,000
Profit guarantee on note, shares										85,000	93,680
Common Stock, Par or Stated Value Per Share														$ 0.001	$ 0.001	$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.221											$ 0.001
Cash, shares									6,063,145	1,844,506				151,579
Pre Funded Warrant [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period							11,802,002
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.00001
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued during the period												$ 25		$ 2,068
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period							12,820,512
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.39
Warrants and Rights Outstanding, Term							5 years
Cash, shares												25,463	26,219	2,067,260
Warrant One [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period							25,641,024
Warrants and Rights Outstanding, Term							7 years 6 months
Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.43
Warrant Two [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period							18,099,548
Warrants and Rights Outstanding, Term							5 years 6 months
Meged Agreement [Member]
Subsequent Event [Line Items]
Sale of consideration received		$ 423,000			$ 315,689
Payment for exchange received amount		$ 70,153.20			210,600
Cash less fees					10,580
UFS Agreement [Member]
Subsequent Event [Line Items]
Sale of consideration received				$ 797,500				$ 1,124,250
Payment for exchange received amount				550,000				750,000
Cash less fees				50,000				60,000
UFS Agreement [Member] | Each Week for Next Three Weeks [Member]
Subsequent Event [Line Items]
Payment for exchange received amount								$ 13,491
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares, issued						8,830,374
Number of shares issued during the period						$ 7,500
Stock issued during period, shares, issued for settlement of accounts payable						2,700,000
Stock issued during period, shares, issued for settlement with former owners						54,000
Exercise of warrants, shares						2,321,658
Profit guarantee on note, shares						3,747,216
Subsequent Event [Member] | Yonah Kalfa [Member]
Subsequent Event [Line Items]
Cash, shares	5,347,594
Deferred base salary	$ 137,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares			1,018,510
Common Stock, Par or Stated Value Per Share			$ 0.001
Subsequent Event [Member] | Meged Agreement [Member]
Subsequent Event [Line Items]
Sale of consideration received					315,689
Payment for exchange received amount					210,600
Cash less fees					10,580
Subsequent Event [Member] | Meged Agreement [Member] | Each Week for Next Three Weeks [Member]
Subsequent Event [Line Items]
Payment for exchange received amount					$ 17,538
Subsequent Event [Member] | UFS Agreement [Member]
Subsequent Event [Line Items]
Sale of consideration received				797,500
Payment for exchange received amount				550,000
Cash less fees				50,000
Subsequent Event [Member] | UFS Agreement [Member] | Each Week for Next Three Weeks [Member]
Subsequent Event [Line Items]
Payment for exchange received amount				$ 30,000